Deposits	12 Months Ended
Jun. 30, 2022
Statistical Disclosure for Banks [Abstract]
DEPOSITS

NOTE G - DEPOSITS

Deposits consist of the following major classifications at June 30:

(in thousands)	2022	2021
Non-interest bearing checking accounts	$15,726	$13,090
Checking accounts	23,902	21,352
Savings Accounts	62,649	56,576
Money market demand deposits	12,875	10,933
Total demand, transaction and passbook deposits	115,152	101,951
Certificates of deposit	124,705	124,892
Total deposits	$239,857	$226,843

Maturities of outstanding certificates of deposit at June 30 are summarized as follows:

(in thousands)	2022
2023	$85,324
2024	28,320
2025	8,024
2026	1,701
2027 and thereafter	1,336
$124,705

 At June 30, 2022 and 2021, the Banks had certificate of deposit accounts with balances equal to or in excess of $250,000 totaling approximately $13.1 million and $11.2 million, respectively.